Label	Element	Value
Loomis Sayles Securitized Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Loomis Sayles Securitized Asset Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek a high level of current income consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES & EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund*. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account.
These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was
283% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	283.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same
.
The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a diversified portfolio of securitized assets, such as mortgage-backed and other asset-backed securities. The Fund may invest in asset-backed securities of any type, including residential and commercial asset-backed securities, asset-backed securities related to automobiles, credit cards, home equity loans, manufactured housing, utilities, and other miscellaneous asset-backed securities. The Fund may only buy securities that are rated investment-grade at the time of purchase by at least one of the three major rating agencies (Moody’s Investors
Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) or, if unrated, are determined by Loomis Sayles to be of comparable quality. It is expected that a majority of the Fund’s securities will be rated AAA or Aaa by at least one of the rating agencies at the time of purchase. The Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.
The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts (including on a “to be announced” basis) or by using investment techniques such as buybacks and dollar rolls.
Loomis Sayles uses a bottom-up, fundamental research process to select individual securities for the Fund. The decision to buy or sell a particular security is largely driven by Loomis Sayles’ view of the fundamentals of the issue compared to the prevailing market valuation, which may be higher (suggesting a potential sell decision) or lower (suggesting a potential buy decision). Loomis Sayles also may seek to construct a portfolio with risk characteristics similar, but not identical to, certain of the securities in the Bloomberg Barclays U.S. Securitized
Bond Index (the “Index”). Examples of typical risk characteristics that Loomis Sayles might consider include average life, credit quality, effective duration, yield curve exposure and sector exposure. The portfolio will not necessarily exhibit similarities with the Index for some or all risk characteristics. It is currently anticipated that the Fund’s effective duration will be within +/- 1 year of the effective duration of the
Index.
In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles’ expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with Loomis Sayles’ expectations concerning the potential return of those investments.
The Fund’s investments may also include, among other things, the following: fixed and floating-rate instruments, mortgage pass-through securities issued or guaranteed by agencies or instrumentalities of the U.S. government, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage-related asset-backed securities, other collateralized asset-backed securities, securities issued pursuant to
Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”), U.S. government securities, corporate debt securities, zero-coupon securities, step coupon securities, commercial paper, structured notes, other mortgage-related securities (including adjustable rate mortgage securities, stripped mortgage-backed securities and mortgage dollar rolls), when-issued securities and repurchase agreements. The Fund may also invest in options, futures and swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).
The Fund may also engage in active and frequent trading of securities. Frequent trading may produce a high level of taxable gains, including short-term capital gains taxable as ordinary income, as well as increased trading costs, which may lower the Fund’s return.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Interest Rate Risk
is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The values of
zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund.
Potential future changes in
government monetary policy may affect the level of interest rates.
Mortgage-Related and Asset-Backed Securities Risk
is the risk associated with the mortgages and assets underlying the securities, as well as the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
The Fund’s investments in mortgage-related and other asset-backed securities are also subject to the risks associated with investments in fixed-income securities generally (e.g., credit/counterparty, liquidity and valuation risks).
Cybersecurity and Technology Risk
is the risk associated with the increasing dependence of the Fund, its service providers, and other market participants on complex information technology and communications systems. Such systems are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.
Derivatives Risk
is the risk that the value of the Fund’s derivative investments such as structured notes, options, futures transactions and
swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. There is also the risk that the Fund may be unable to terminate or sell a derivative position at an advantageous time or price.  The Fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.  This risk is greater for uncleared swaps and other
over-the-counter (“OTC”) traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit/counterparty risk, interest rate risk and market/issuer risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.
Leverage Risk
is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments (such as futures and forward currency contracts) may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any gains generated by the derivative should be substantially offset by losses on the hedged instrument, and vice versa. To the extent that the
Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.
Credit/Counterparty Risk
is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. Senior loans and other floating rate securities that are rated below investment-grade are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.
Inflation/Deflation Risk
is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Large Investor Risk
is the risk associated with ownership of shares of the Fund that may be concentrated in one or a few large investors.
Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.
LIBOR Risk
is the risk that the transition away from the London Interbank Offered Rate (“LIBOR”) may lead to increased volatility and illiquidity in markets that are tied to LIBOR. LIBOR is a benchmark interest rate that is used extensively as a “reference rate” for financial instruments, including many corporate and municipal bonds, senior loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Additionally, the Fund may borrow money at rates that are based on LIBOR. In July 2017, the head of the United
Kingdom Financial Conduct Authority, the agency that oversees LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. The transition away from LIBOR poses a number of other risks, including changed values of LIBOR-related investments and reduced effectiveness of hedging strategies, each of which may adversely affect the Fund’s performance.
Liquidity Risk
is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund’s investments.
Management Risk
is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses
.
Market/Issuer Risk
is the risk that the market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the
Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2020, 3.83% Lowest Quarterly Return: Second Quarter 2013, -1.70%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Index performance reflects no deduction for fees, expenses or taxes.

Loomis Sayles Securitized Asset Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	none	[1]
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
2011	rr_AnnualReturn2011	6.72%
2012	rr_AnnualReturn2012	8.53%
2013	rr_AnnualReturn2013	0.07%
2014	rr_AnnualReturn2014	6.45%
2015	rr_AnnualReturn2015	1.98%
2016	rr_AnnualReturn2016	3.10%
2017	rr_AnnualReturn2017	3.40%
2018	rr_AnnualReturn2018	2.48%
2019	rr_AnnualReturn2019	6.80%
2020	rr_AnnualReturn2020	4.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.70%)
Past 1 Year	rr_AverageAnnualReturnYear01	4.67%
Past 5 Years	rr_AverageAnnualReturnYear05	4.08%
Past 10 Years	rr_AverageAnnualReturnYear10	4.39%
Loomis Sayles Securitized Asset Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.18%
Past 5 Years	rr_AverageAnnualReturnYear05	1.74%
Past 10 Years	rr_AverageAnnualReturnYear10	2.10%
Loomis Sayles Securitized Asset Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.73%
Past 5 Years	rr_AverageAnnualReturnYear05	2.07%
Past 10 Years	rr_AverageAnnualReturnYear10	2.38%
Loomis Sayles Securitized Asset Fund | Bloomberg Barclays US Securitized Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.18%
Past 5 Years	rr_AverageAnnualReturnYear05	3.16%
Past 10 Years	rr_AverageAnnualReturnYear10	3.09%

[1]	The amounts shown in the table are 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has agreed to pay certain expenses of the Fund. You should be aware, however, that shares of the Fund are available only to institutional investment advisory clients of Loomis Sayles and Natixis Advisors, L.P. (“Natixis Advisors”) and to participants in certain approved “wrap fee” programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors. The institutional investment advisory clients of Loomis Sayles and Natixis Advisors pay Loomis Sayles or Natixis Advisors a fee for their investment advisory services, while participants in “wrap fee” programs pay a “wrap” fee to the program’s sponsor. The “wrap fee” program sponsors in turn pay fees to Natixis Advisors. Participants in “wrap fee” programs should carefully read the wrap fee brochure provided to them by their program’s sponsor. The brochure is required to include information about the fees charged by the “wrap fee” program sponsor and the fees paid by such sponsor to Natixis Advisors. Investors pay no additional fees or expenses to purchase shares of the Fund. Investors will, however, indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses that are borne by the Fund through a reduction in their net asset value. See the section “Management” in the Statutory Prospectus.